FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$1,301	$1,301
Accounts receivable and other	—	2,971	2,971
Financial assets (current and non-current)(1)	1,542	124	1,666
Total	$1,542	$4,396	$5,938

Financial liabilities
Corporate borrowings	$—	$3,489	$3,489
Non-recourse borrowings (current and non-current)	—	26,899	26,899
Accounts payable and other	—	3,450	3,450
Financial liabilities (current and non-current)(1)	296	1,852	2,148
Lease liabilities	—	3,646	3,646
Preferred shares(2)	—	20	20
Total	$296	$39,356	$39,652
1.Derivative instruments which are elected for hedge accounting totaling $697 million are included in financial assets and $58 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$1,406	$1,406
Accounts receivable and other	—	2,718	2,718
Financial assets (current and non-current)(1)	1,171	105	1,276
Total	$1,171	$4,229	$5,400

Financial liabilities
Corporate borrowings	$—	$2,719	$2,719
Non-recourse borrowings (current and non-current)	—	26,534	26,534
Accounts payable and other	—	3,392	3,392
Financial liabilities (current and non-current)(1)	501	2,739	3,240
Lease liabilities	—	3,840	3,840
Preferred shares(2)	—	20	20
Total	$501	$39,244	$39,745
1.Derivative instruments which are elected for hedge accounting totaling $384 million are included in financial assets and $314 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated classifications as at June 30, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$1,301	$1,301
Accounts receivable and other	—	2,971	2,971
Financial assets (current and non-current)(1)	1,542	124	1,666
Total	$1,542	$4,396	$5,938

Financial liabilities
Corporate borrowings	$—	$3,489	$3,489
Non-recourse borrowings (current and non-current)	—	26,899	26,899
Accounts payable and other	—	3,450	3,450
Financial liabilities (current and non-current)(1)	296	1,852	2,148
Lease liabilities	—	3,646	3,646
Preferred shares(2)	—	20	20
Total	$296	$39,356	$39,652
1.Derivative instruments which are elected for hedge accounting totaling $697 million are included in financial assets and $58 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$1,406	$1,406
Accounts receivable and other	—	2,718	2,718
Financial assets (current and non-current)(1)	1,171	105	1,276
Total	$1,171	$4,229	$5,400

Financial liabilities
Corporate borrowings	$—	$2,719	$2,719
Non-recourse borrowings (current and non-current)	—	26,534	26,534
Accounts payable and other	—	3,392	3,392
Financial liabilities (current and non-current)(1)	501	2,739	3,240
Lease liabilities	—	3,840	3,840
Preferred shares(2)	—	20	20
Total	$501	$39,244	$39,745
1.Derivative instruments which are elected for hedge accounting totaling $384 million are included in financial assets and $314 million of derivative instruments are included in financial liabilities.
2.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,301	$1,301	$1,406	$1,406
Accounts receivable and other	2,971	2,971	2,718	2,718
Financial assets (current and non-current)	1,666	1,666	1,276	1,276
Total	$5,938	$5,938	$5,400	$5,400

Financial liabilities
Corporate borrowings(1)	$3,489	$3,234	$2,719	$2,805
Non-recourse borrowings (current and non-current)(2)	26,899	26,264	26,534	26,769
Accounts payable and other	3,450	3,450	3,392	3,392
Financial liabilities (current and non-current)	2,148	2,148	3,240	3,240
Preferred shares(3)	20	20	20	20
Total	$36,006	$35,116	$35,905	$36,226
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2022	December 31, 2021
Marketable securities	Level 1(1)	$75	$179
Foreign currency forward contracts	Level 2(2)
Financial asset		$244	$104
Financial liability		43	98
Interest rate swaps & other	Level 2(2)
Financial asset		$1,168	$882
Financial liability		104	307
Other contracts	Level 3(3)
Financial asset		$55	$6
Financial liability		149	96
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flow.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$1,301	$1,301	$1,406	$1,406
Accounts receivable and other	2,971	2,971	2,718	2,718
Financial assets (current and non-current)	1,666	1,666	1,276	1,276
Total	$5,938	$5,938	$5,400	$5,400

Financial liabilities
Corporate borrowings(1)	$3,489	$3,234	$2,719	$2,805
Non-recourse borrowings (current and non-current)(2)	26,899	26,264	26,534	26,769
Accounts payable and other	3,450	3,450	3,392	3,392
Financial liabilities (current and non-current)	2,148	2,148	3,240	3,240
Preferred shares(3)	20	20	20	20
Total	$36,006	$35,116	$35,905	$36,226
1.Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.
2.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
3.$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2022	December 31, 2021
Marketable securities	Level 1(1)	$75	$179
Foreign currency forward contracts	Level 2(2)
Financial asset		$244	$104
Financial liability		43	98
Interest rate swaps & other	Level 2(2)
Financial asset		$1,168	$882
Financial liability		104	307
Other contracts	Level 3(3)
Financial asset		$55	$6
Financial liability		149	96
1.Valuation technique: Quoted bid prices in an active market.
2.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
3.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flow.